Subsequent Event	3 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
Subsequent Event
16.          Subsequent Event
Subsequent to March 31, 2025 and through the period ended May 9, 2025, the Group repurchased 1,217,145 common shares at an aggregate cost of $19.4 million and an average price of $15.95 per common share.